UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5812

CITIFUNDS PREMIUM TRUST
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  AUGUST 31
Date of reporting period: AUGUST 31, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

Annual Report

CitiSM Premium Liquid Reserves August 31, 2004

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E O F C O N T E N T S

Letter from the Chairman	1

Manager Overview	3

Fund Facts	5

Portfolio at a Glance — Liquid Reserves Portfolio	6

Fund Expenses	7

Fund Performance	9

Citi Premium Liquid Reserves

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Financial Highlights	13

Notes to Financial Statements	14

Report of Independent Registered Public Accounting Firm	18

Additional Information	19

Liquid Reserves Portfolio

Schedule of Investments	25

Statement of Assets and Liabilities	28

Statement of Operations	28

Statements of Changes in Net Assets	29

Financial Highlights	30

Notes to Financial Statements	31

Report of Independent Registered Public Accounting Firm	35

Additional Information	36

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

The Federal Reserve Bank’s (“Fed”) monetary policy committee pushed short-term interest rates higher over the 12 months ending August 31, 2004. It raised its federal funds rate[i] target from a four-decade low of 1.00% at the start of the period to 1.25% in June, and to 1.50% in August. The Fed further increased the target rate by 0.25% to 1.75% on September 21, 2004, following the end of the fund’s reporting period. Rising interest rates can act as a brake on robust economic growth, helping to maintain a balance between that growth and the inflation that generally can accompany it.

Inflation and job growth picked up during the year. Earlier in the period, the rate of gross domestic product (“GDP”)ii growth rose significantly from its levels in early 2003.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Although GDP growth tapered off toward the end of the period versus prior levels within the past year, it remained above its quarterly rate during the first half of last year. Money market yields fluctuated during the fund’s fiscal year.

Please read on for a more detailed look at prevailing economic and market conditions during the fund’s fiscal year and to learn how those conditions and have affected fund performance.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affil-iates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management (“CAM”) disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to CAM’s entry into the transfer agency business during 1997-1999. Citigroup has disclosed that the Staff of the SEC is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup, the former CEO of CAM, a former employee and a current employee of CAM, relating to the creation, opera-

tion and fees of its internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

September 21, 2004

M A N A G E R   O V E R V I E W

Performance Review

As of August 31, 2004, the seven-day current yield for Citi Premium Liquid Reserves was 1.18% and its seven-day effective yield, which reflects compounding, was 1.19% .

Both yields include a voluntary waiver of the management fee. This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current yield would have been 1.08% and the seven-day effective yield would have been 1.09% . The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that the performance represents past performance and is no guarantee of future results and yields will vary. In addition, your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

KEVIN KENNEDY Portfolio Manager

When the period began, evidence of an improved economy was already unfolding. However, market participants believed the Fed’s policymaking committee would maintain its target interest rate at low levels to help sustain the recovery. This policy stance would help forestall potential deflationary forces as well as keep money market yields near their lows.

In early 2004, broader-based economic indicators continued to reflect a favorable overall outlook though geopolitical concerns remained at the forefront of the U.S.

CITISM PREMIUM LIQUID RESERVES
YIELDS AS OF AUGUST 31, 2004 (Unaudited)

Seven-day current yield	1.18%
Seven-day effective yield	1.19%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

The fund’s yields will vary and performance of other share classes may differ. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Both yields include a voluntary waiver of the management fee. This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current yield would have been 1.08% and the seven-day effective yield would have been 1.09% .

political agenda and added an element of uncertainty to the fixed income markets. Short-term interest rates steadied and the Federal Reserve remained “patient in removing its policy accommodation.”iii Treasury prices benefited from both the Fed’s restraint in raising rates and from demand by foreign central banks.

As the year progressed, rising corporate profits and improved balanced sheets set the groundwork for a sustained recovery. Renewed corporate and consumer spending led to robust output growth and encouraged businesses to hire additional workers. Both consumer and producer prices started to inch higher and earlier fears of deflation slowly began to subside. Strong domestic and global demand also put additional upward pressure on commodity prices. Against this backdrop Fed monetary policy was seen as highly accommodative and would need to start moving to a more neutral setting. Recently, Treasury bill yields have moved higher as the recovery has progressed. Supply remains ample, offering investors the opportunity to buy short paper in anticipation of more attractive rates ahead.

In response to the strong economic growth, and in anticipation of the Federal Reserve moving to a more neutral policy, we maintained a cautious maturity stance in the fund. The Fed raised its target for the federal funds rate by 0.25% to 1.25% in June and to 1.50% in August as a countermeasure to the resilient strength of the economy. These were the first rate increases in over four years and were widely anticipated by market participants. The Fed indicated that going forward rates would need to rise at a “measured pace.” At their September meeting, the Fed again raised interest rates by 0.25% to 1.75%, forecasting that the recent softness in the economy was temporary in nature.

Thank you for your investment in CitiSM Premium Liquid Reserves. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the fund’s investment goals.

Sincerely,

Kevin Kennedy
Portfolio Manager

September 21, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

i	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

ii	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

iii	Federal Reserve Board (FOMC Statement) March 16, 2004.

F U N D   FA C T S

Fund Objective

To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Benchmark*
May 3, 1990	• iMoneyNet, Inc. 1st Tier Taxable
Money Market Funds Average
Net Assets as of 8/31/04
$949.5 million

*	The iMoneyNet, Inc. Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

L I Q U I D   R E S E R V E S   P O R T F O L I O

PORTFOLIO AT A GLANCE (Unaudited)

Investment Breakdown†

February 29, 2004

August 31, 2004

† As a percentage of total investments. Please note that Portfolio holdings are subject to change.

F U N D   E X P E N S E S (Unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested on March 1, 2004 and held for the six months ended August 31, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

		Beginning	Ending	Annualized	Expenses
	Actual	Account	Account	Expense	Paid During
	Total Return(2)	Value	Value	Ratio	the Period(3)

Class A	0.42%	$1,000.00	$1,004.20	0.40%	$2.02

(1)	For the six months ended August 31, 2004.

(2)	Assumes reinvestment of all dividends and capital gains distributions, if any, at net asset value.

(3)	Expenses (net of voluntary waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year, then divided by 366.

F U N D   E X P E N S E S (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Class A	5.00%	$1,000.00	$1,023.13	0.40%	$2.03

(1)	For the six months ended August 31, 2004.

(2)	Expenses (net of voluntary waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year, then divided by 366.

F U N D   P E R F O R M A N C E
Total Returns (Unaudited)

	One	Five	Ten
All Periods Ended August 31, 2004	Year	Years*	Years*

Citi Premium Liquid Reserves	0.79%	3.00%	4.18%
iMoneyNet, Inc. 1st Tier Taxable Money
Market Funds Average	0.70%	2.62%	3.83%
* Average Annual Total Return

7-Day Yields
Annualized Current	1.18%
Effective	1.19%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Comparison of 7-Day Yields for Citi Premium Liquid Reserves vs. iMoneyNet, Inc. 1st Tier Taxable Money Market Funds Average

As illustrated, Citi Premium Liquid Reserves generally provided a higher annualized seven-day yield to that of the iMoneyNet, Inc. 1st Tier Taxable Money Market Funds Average, as published in iMoneyNet, Inc. Money Market Funds ReportTM, for the one year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual Fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

Citi Premium Liquid Reserves
S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S
August 31, 2004

ASSETS:
Investment in Liquid Reserves Portfolio, at value (Note 1A)	$950,450,685
Receivable for shares of beneficial interest sold	441,605
Prepaid registration	10,784

Total Assets	950,903,074

LIABILITIES:
Payable for shares of beneficial interest repurchased	694,600
Dividends payable	380,086
Management fee payable (Note 3)	147,619
Distribution/Service fee payable (Note 4)	80,305
Accrued expenses and other liabilities	100,185

Total Liabilities	1,402,795

Total Net Assets for 949,500,279 shares of beneficial interest outstanding	$949,500,279

NET ASSETS:
Par value of shares of beneficial interest
($.00001 par value, unlimited shares authorized)	9,495
Capital paid in excess of par value	949,490,784

Total Net Assets	$949,500,279

Net Asset Value, Offering Price and Redemption Price Per Share	$1.00

See Notes to Financial Statements.

Citi Premium Liquid Reserves
S T A T E M E N T O F O P E R A T I O N S

For the Year Ended August 31, 2004

INVESTMENT INCOME (Note 1B):
Income from Liquid Reserves Portfolio	$13,393,198
Allocated net expenses from Liquid Reserves Portfolio	(1,148,433)

Total Investment Income		$12,244,765

EXPENSES:
Management fees (Note 3)	2,290,486
Distribution/Service fees (Note 4)	1,145,243
Transfer agency services	143,074
Audit and legal	75,379
Shareholder communications	37,293
Trustees fees	32,379
Blue Sky fees	17,708
Custody and fund accounting fees	9,327
Other	20,352

Total Expenses	3,771,241
Less: management fee waived (Note 3)	(338,944)

Net Expenses		3,432,297

Net Investment Income		8,812,468
Net Realized Gain on Investments From Liquid Reserves Portfolio		100,868

Increase in Net Assets From Operations		$8,913,336

See Notes to Financial Statements.

Citi Premium Liquid Reserves
S T A T E M E N T O F C H A N G E S I N N E T A S S E T S

	Years Ended August 31,

	2004	2003

OPERATIONS:
Net investment income	$8,812,468	$17,051,365
Net realized gain	100,868	—

Increase in Net Assets From Operations	8,913,336	17,051,365

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(8,812,468)	(17,051,365)
Net realized gain	(100,868)	—

Decrease in Net Assets From Distributions
to Shareholders	(8,913,336)	(17,051,365)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST AT NET ASSET VALUE OF $1.00
PER SHARE (NOTE 5):
Net proceeds from sale of shares	2,864,080,058	5,367,770,797
Net asset value of shares issued for
reinvestment of distributions	4,903,382	9,551,660
Cost of shares repurchased	(3,451,449,570)	(5,157,988,773)

Increase (Decrease) in Net Assets From
Transactions in Shares of Beneficial Interest	(582,466,130)	219,333,684

NET ASSETS:
Beginning of year	1,531,966,409	1,312,632,725

End of year	$949,500,279	$1,531,966,409

See Notes to Financial Statements.

Citi Premium Liquid Reserves
F I N A N C I A L   H I G H L I G H T S

	Years Ended August 31,

	2004	2003	2002	2001	2000

Net Asset Value,
Beginning of Year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00784 ‡	(0.01076	0.02037	0.05258	0.05653
Distributions from net
investment income	(0.00784)‡	(0.01076)	(0.02037)	(0.05258)	(0.05653)

Net Asset Value, End of Year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, End of Year
(000’s omitted)	$949,500	$1,531,966	$1,312,633	$1,303,206	$997,828
Ratios to Average Net Assets:
Expenses†#	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income†	0.78%	1.07%	2.03%	5.17%	5.69%
Total Return	0.79%	1.09%	2.06%	5.39%	5.80%

Note: If the Manager of the Fund and Managers of Liquid Reserves Portfolio had not voluntarily waived all or a portion of their fees during the period indicated, the net investment income per share and the ratios would have been as follows:

Net Investment Income
Per Share	$0.00661 ‡	$0.00978	$0.01831	$0.04898	$0.05274
Ratios to Average Net Assets:
Expenses†	0.50%	0.50%	0.59%	0.80%	0.79%
Net investment income†	0.68%	0.97%	1.84%	4.77%	5.30%

†	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.
‡	Includes $0.00009 of short-term capital gains.
#	The ratio of expenses to average net asset will not exceed 0.40% as a result of a voluntary expense limitation, which may be terminated at any time.

See Notes to Financial Statements.

Citi Premium Liquid Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

1. Organization and Significant Accounting Policies

Citi Premium Liquid Reserves (the “Fund”) is a separate diversified series of Citi-Funds Premium Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), formerly known as Cash Reserves Portfolio, a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (2.5% at August 31, 2004) in the net assets of the Portfolio. Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor (the “Distributor”). Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup acts as the Fund’s transfer agent.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with GAAP:

     A. Investment Valuation. Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

     B. Investment Income. The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

     C. Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     D. Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of the Fund’s investment in the Portfolio.

     E. Method of Allocation. All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

Citi Premium Liquid Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

2. Dividends

The net income of the Fund is determined once daily, as of 3:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the Shareholder Servicing Agent) on or prior to the last business day of the month.

3. Management Fees

The management fees are computed at an annual rate of 0.20% of the Fund’s average daily net assets. The management fees paid to the Manager amounted to $2,290,486, of which $338,944 was voluntarily waived for the year ended August 31, 2004. Such waiver is voluntary and can be terminated at any time at the discretion of the Manager.

The Trust pays no compensation directly to any Trustee or any officer who is affili-ated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees

The Fund adopted a Service Plan pursuant to Rule l2b-1 under the 1940 Act. The Service Plan allows the Fund to pay a monthly fee not to exceed 0.10% of the average daily net assets. The Service fees paid amounted to $1,145,243 for the year ended August 31, 2004. These fees may be used to make payments to the Distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

5. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share).

6. Income Tax Information and Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended August 31, were as follows:

	2004	2003

Ordinary income	$8,913,336	$17,051,365

As of August 31, 2004, there were no significant differences between the book and tax components of net assets.

Citi Premium Liquid Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

7.Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Three former Trustees are currently receiving payments under the plan. In addition two other former Trustees received a lump sum payment under the plan during this period. The Fund’s allocable share of the expenses of the Plan for the year ended August 31, 2004 and the related liability at August 31, 2004 was not material.

8. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the Fund’s investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and two other individuals, one of whom is an employee and the other of whom is a former employee of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The sub-contractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the

Citi Premium Liquid Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. The Fund did not implement the contractual arrangement described above and therefore will not receive any portion of such payment.

Citi Premium Liquid Reserves
R E P O R T   O F   I N D E P E N D E N T   R E G I S T E R E D   P U B L I C
A C C O U N T I N G   F I R M

To the Trustees of CitiFunds Premium Trust (the Trust)
and Shareholders of Citi Premium Liquid Reserves:

     In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Citi Premium Liquid Reserves (the “Fund”), a series of CitiFunds Premium Trust, at August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the finan-cial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
October 22, 2004

Citi Premium Liquid Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited)

Information about Trustees and Officers The business and affairs of the Citi Premium Liquid Reserves (the “Fund”) are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 2001	President and Chief Operations	36	Board
c/o R. Jay Gerken			Officer, Landmark City (real		Member,
Citigroup Asset			estate development) (since		American
Management (“CAM”)			2002); Executive Vice		Identity Corp.
399 Park Avenue			President and Chief Operations		(doing
New York, NY 10022			Officer, DigiGym Systems		business as
Age 61			(on-line personal training		Morpheus
			systems) (since 2001); Chief		Technologies)
			Executive Officer, Motocity		(biometric
			USA (motorsport racing)		information
			(since 2004) Enterprises		management)
			(internet service company)		(since 2001;
			(from 2000 to 2001);		consultant
			Consultant, Catalyst		since 1999);
			(consulting) (since 1984).		Director,
Lapoint
Industries
(industrial fil-
ter company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter)
(since 1998).
Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	31	Director,
c/o R. Jay Gerken			(engineering) (since 1999);		Temple-Inland
CAM			former Chief Executive Officer,		(forest
399 Park Avenue			Radian International LLC		products)
New York, NY 10022			(engineering) (from 1996 to		(since 2003);
Age 67			1998), Member of Management		Director,
			Committee, Signature Science		American
			(research and development)		Electric Power
			(since 2000).		(electric
utility) (since
1999);
Director,
Valero Energy
(petroleum
refining)
(1999-2003);
Director,
National
Instruments
Corp. (tech-
nology) (since
1994).

Citi Premium Liquid Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

A. Benton Cocanougher	Trustee	Since 2001	Interim Chancellor, Texas	31	Former Direc-
c/o R. Jay Gerken			A&M University System		tor, Randall’s
CAM			(since 2003); former Special		Food Markets,
399 Park Avenue			Advisor to the President, Texas		Inc. (from
New York, NY 10022			A&M University (2002-2003);		1990 to 1999);
Age 66			former Dean Emeritus and		former Direc-
			Wiley Professor, Texas A&M		tor, First
			University (since 2001);		American
			former Dean and Professor of		Bank and
			Marketing, College and		First American
			Graduate School of Business		Savings Bank
			of Texas A & M University		(from 1994 to
			(from 1987 to 2001).		1999).
Mark T. Finn	Trustee	Since 2001	Adjunct Professor, College of	36	None
c/o R. Jay Gerken			William & Mary (since 2002);
CAM			Principal/Member,
399 Park Avenue			Balvan Partners (since 2002);
New York, NY 10022			Chairman (investment
Age 61			management) Chief Executive
Officer and Owner, Vantage
Consulting Group, Inc.
(investment advisory and
consulting firm) (since 1988);
former Vice Chairman and
Chief Operating Officer,
Lindner Asset Management
Company (mutual fund
company) (1999-2001);
Former President and
Director, Delta Financial. Inc.
(investment advisory firm)
(from 1983 to 1999).
former General
Partner and Shareholder,
Greenwich Ventures, LLC
(investment partnership)
(from 1996 to 2001); former
President, Secretary, and
Owner, Phoenix Trading Co.
(commodity trading advisory
firm) (from 1997 to 2000).

Citi Premium Liquid Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Stephen Randolph Gross	Trustee	Since 2001	Partner, Capital Investment	31	Director,
c/o R. Jay Gerken			Advisory Partners (consulting)		United Telesis,
CAM			(since January 2000); former		Inc. (telecom-
399 Park Avenue			Chief Operating Officer,		munications)
New York, NY 10022			General Media		(since 1997);
Age 57			Communications (from March		Director,
			2003 to August 2003);		eBank.com,
			former Managing Director,		Inc. (since
			Fountainhead Ventures, LLC		1997); Direc-
			(consulting) (from 1998 to		tor, Andersen
			2002); former Secretary,		Calhoun, Inc.
			Carint N.A. (manufacturing)		(assisted
			(1988–2002); former Treasurer,		living) (since
			Hank Aaron Enterprises (fast		1987); former
			food franchise) (from 1985 to		Director,
			2001); Chairman, HLB Gross		Charter Bank,
			Collins P.C. (accounting firm)		Inc. (from
			(since 1979); Treasurer,		1987 to 1997);
			Coventry Limited, Inc.		former Direc-
			(since 1985).		tor, Yu Save,
Inc. (internet
company)
(from 1998 to
2000); former
Director, Hot-
palm, Inc.
(wireless
applications)
(from 1998 to
2000).
Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	36	None
c/o R. Jay Gerken			(since 1993).
CAM
399 Park Avenue
New York, NY 10022
Age 64
Susan B. Kerley	Trustee	Since 1992	Consultant, Strategic	36	Director,
c/o R. Jay Gerken			Management Advisors,		Eclipse Funds
CAM			LLC (investment consulting)		(currently
399 Park Avenue			(since 1990).		supervises 12
New York, NY10022					investment
Age 53					companies
in fund com-
plex) (since
1990).

Citi Premium Liquid Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Alan G. Merten	Trustee	Since 2001	President, George Mason	31	former
c/o R. Jay Gerken			University (since 1996).		Director,
CAM					Comshare, Inc.
399 Park Avenue					(information
New York, NY 10022					technology)
Age 63					(from 1985 to
2003);
Director,
Digital Net
Holdings, Inc.
(since 2003).
R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	31	None
c/o R. Jay Gerken			University of Houston
CAM			(from 1977 to 2002);
399 Park Avenue			independent consultant
New York, NY 10022			(since 1984).
Age 62
INTERESTED
TRUSTEE:
R. Jay Gerken, CFA*	Chairman,	Since 2002	Managing Director of	Chairman	N/A
CAM	President,		Citigroup Global Markets	of the
399 Park Avenue	and Chief		(“CGM”) (since 1996);	Board,
New York, NY 10022	Executive		Chairman, President, and	Trustee or
Age 53	Officer		Chief Executive Officer of	Director
			Smith Barney Fund	of 220
Management LLC (“SBFM”),
Travelers Investment
Advisers, Inc. (“TIA”) and
Citi Fund Management Inc.
(“CFM”); President and Chief
Executive Officer of certain
mutual funds associated with
Citigroup Inc. (“Citigroup”);
formerly, Portfolio Manager
of Smith Barney Allocation
Series Inc. (from 1996 to
2001) and Smith Barney
Growth and Income Fund
(from 1996 to 2000).

Citi Premium Liquid Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

OFFICERS:
Andrew B. Shoup	Senior	Since 2003	Director of CAM; Chief	N/A	N/A
CAM	Vice		Administrative Officer of
125 Broad Street	President		mutual funds associated with
New York, NY 10004	and		Citigroup; Head of
Age 47	Chief		International Funds
	Adminis-		Administration of CAM (from
	trative		2001 to 2003); Director of
	Officer		Global Funds Administration
of CAM (from 2000 to 2001);
Head of U.S. Citibank Funds
Administration of CAM
(from 1998 to 2000).
Frances M. Guggino	Chief	Since 2004	Vice President of CGM;	N/A	N/A
CAM	Financial		Chief Financial Officer and
125 Broad Street	Officer		Treasurer of certain mutual
New York, NY 10004	and		funds associated with
Age 46	Treasurer		Citigroup; Controller of
certain mutual funds
associated with Citigroup
(from 2002 to 2004).
Andrew Beagley	Chief	Since 2002	Director of CGM (since 2000);	N/A	N/A
CAM	Anti-		Director of Compliance, North
399 Park Avenue	Money		America, CAM (since 2000);
4th Floor	Laundring		Chief Anti-Money Laundering
New York, NY 10022	Compliance		Compliance Officer, Chief
Age 40	Officer		Compliance Officer and Vice
President of certain mutual
	Chief	Since 2004	funds associated with Citigroup;
	Compliance		Director of Compliance, Europe,
	Officer		the Middle East and Africa,
Citigroup Asset Management
(from 1999 to 2000); Com-
pliance Officer, Salomon
Brothers Asset Management
Limited, Smith Barney Global
Capital Management Inc.,
Salomon Brothers Asset
Management Asia Pacific
Limited (from 1997 to 1999).
Wendy S. Setnicka	Controller	Since 2004	Vice President of CGM;	N/A	N/A
CAM			Controller of certain mutual
125 Broad Street			funds associated with
New York, NY 10004			Citigroup; Assistant Controller
Age 40			of CAM (from 2002 to 2004).

Citi Premium Liquid Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

OFFICERS:
Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
CAM			General Counsel, Global
300 First Stamford Place	Chief	Since 2003	Mutual Funds for CAM (since
Stamford, CT 06902	Legal		1994); Secretary of certain
Age 48	Officer		mutual funds associated
with Citigroup; Chief Legal
Officer of mutual funds
associated with Citigroup Inc.

*	Mr. Gerken is a Trustee who is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Manager and certain of its affiliates.

Liquid Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	August 31, 2004

	Principal
	Amount
Issuer	(000’s omitted)	Value

Asset Backed — 4.8%

Blue Heron Financial
Corp.,*	$500,000
1.63% due 10/15/04		$500,000,000
1.63% due 12/17/04	175,000	175,000,000
1.64% due 3/18/05	200,000	200,000,000
1.63% due 5/18/05	438,750	438,750,000
Restructured Asset
Securitization,*
1.61% due 12/22/04	500,000	500,000,000

		1,813,750,000

Certificates of Deposit (Domestic) — 3.1%

Harris Trust & Savings,
1.71% due 12/27/04	193,000	193,000,000
Washington Mutual Fin. Corp.,
1.65% due 11/12/04	300,000	300,017,124
Wells Fargo Bank and Co.,
1.52% due 9/8/04	400,000	400,000,000
1.53% due 9/15/04	269,000	269,000,000

		1,162,017,124

Certificates of Deposit (Euro) — 9.3%

Barclays Bank PLC,
1.11% due 9/9/04	100,000	100,000,110
BNP Paribas,
1.75% due 12/31/04	450,000	450,000,000
1.80% due 2/11/05	500,000	500,000,000
Credit Agricole SA,
1.07% due 9/21/04	100,000	99,999,442
Credit Lyonnais SA,
1.09% due 9/20/04	395,000	395,001,037
Depfa Bank PLC,
1.50% due 9/21/04	200,000	200,000,000
Fortis Bank,
1.51% due 9/7/04	500,000	500,000,000
HBOS Treasury
Services PLC,
1.49% due 9/21/04	750,000	750,000,000
Nationwide Building
Society,
1.09% due 9/9/04	100,000	100,000,215
UBS AG,
1.75% due 12/31/04	150,000	150,000,000
Unicredito Italiano SPA,
1.08% due 9/20/04	250,000	250,000,000

		3,495,000,804

Certificates of Deposit (Yankee) — 6.9%

Caylon,
1.78% due 12/28/04	133,900	133,900,000
1.70% due 12/30/04	500,000	500,000,000
1.75% due 12/31/04	150,000	150,000,000
Credit Suisse First
Boston USA,
1.71% due 12/31/04	$300,000	$300,000,000
1.75% due 12/31/04	400,000	400,006,669
Deutsche Bank AG,
1.73% due 12/30/04	200,000	199,972,792
HBOS Treasury
Services PLC,
1.08% due 9/27/04	300,000	300,000,000
1.73% due 12/31/04	300,000	300,000,000
Toronto Dominion
Bank,
1.53% due 9/13/04	200,000	200,000,000
Unicredito Italiano SPA,
1.56% due 10/6/04	100,000	100,005,327

		2,583,884,788

Commercial Paper — 36.7%

Amstel Funding Corp.,
1.08% due 9/16/04	200,000	199,910,417
1.77% due 2/1/05	588,310	583,884,438
Atlantis One
Funding Corp.,
1.07% due 9/1/04	154,189	154,189,000
1.78% due 12/8/04	104,452	103,945,872
1.80% due 12/15/04	100,000	99,475,000
Atomium Funding
Corp.,
1.09% due 9/2/04	49,290	49,288,508
1.09% due 9/8/04	21,123	21,118,523
1.11% due 9/17/04	113,696	113,640,163
1.56% due 9/22/04	100,161	100,069,853
1.55% due 10/5/04	80,113	79,995,723
Banco Santander,
1.55% due 9/22/04	88,483	88,402,997
BankAmerica Corp,
1.75% due 2/4/05	450,000	446,587,500
Beethoven Funding
Corp.,
1.55% due 9/7/04	328,464	328,379,147
1.55% due 9/10/04	364,716	364,574,673
1.57% due 9/15/04	261,152	260,992,552
1.57% due 9/17/04	131,701	131,609,102
1.56% due 9/20/04	154,581	154,453,727
1.60% due 9/27/04	103,759	103,639,100
Caisse Nationale
Des Caisses,
1.48% due 9/14/04	150,000	149,919,833
Cobbler Funding Ltd.,
1.55% due 9/15/04	156,290	156,195,792
Crown Point
Capital Co. LLC,
1.07% due 9/10/04	182,993	182,944,049
1.80% due 2/8/05	151,409	150,197,728
Curzon Funding LLC,
1.56% due 9/14/04	100,000	99,943,667

Liquid Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)	August 31, 2004

	Principal
	Amount
Issuer	(000’s omitted)	Value

Commercial Paper — (cont’d.)

Depfa Bank PLC,
1.47% due 9/17/04	$157,000	$156,897,775
1.50% due 10/6/04	194,000	193,717,083
Falcon Asset
Securitization,
1.50% due 9/8/04	201,541	201,482,217
Georgetown Funding,
1.58% due 9/2/04	100,429	100,424,592
1.54% due 9/7/04	100,000	99,974,333
1.50% due 9/16/04	284,710	284,532,056
1.50% due 9/20/04	382,095	381,792,510
1.58% due 9/21/04	100,000	99,912,222
1.62% due 9/27/04	100,000	99,883,000
1.62% due 9/30/04	137,989	137,808,924
1.58% due 10/15/04	500,000	499,034,444
Giro Balanced Funding,
1.60% due 9/30/04	110,000	109,858,222
Grampian Funding LLC,
1.71% due 12/20/04	130,000	129,320,750
1.72% due 12/30/04	200,000	198,853,333
Hannover Funding Co. LLC,
1.51% due 9/2/04	76,592	76,588,787
1.55% due 9/7/04	123,289	123,257,150
1.55% due 9/9/04	60,082	60,061,305
1.55% due 9/20/04	115,000	114,905,923
Jupiter Securitization Corp.,
1.50% due 9/2/04	140,000	139,994,167
Legacy Capital LLC,
1.89% due 2/16/05	146,479	145,187,055
Mane Funding Corp.,
1.54% due 9/17/04	100,000	99,931,555
Mica Funding LLC,
1.56% due 9/13/04	207,000	206,892,360
1.50% due 9/20/04	127,000	126,899,458
1.53% due 9/20/04	400,000	399,677,000
1.53% due 10/1/04	300,000	299,617,500
1.55% due 10/7/04	150,000	149,767,500
1.57% due 10/7/04	100,000	99,843,000
Nationwide Building
Society,
1.09% due 9/10/04	100,000	99,972,750
1.48% due 9/17/04	297,000	296,804,639
Nyala Funding LLC,
1.08% due 9/15/04	133,347	133,290,994
1.65% due 10/15/04	100,000	99,798,333
PACE Receivables
Funding,
1.50% due 9/3/04	118,436	118,426,130
Paradigm Funding LLC,
1.52% due 9/7/04	221,000	220,944,013
Perry Global Funding LLC,
1.07% due 9/2/04	251,645	251,637,521
1.07% due 9/7/04	147,133	147,106,761
Polonius Inc.,
1.55% due 9/15/04	129,000	128,922,242
Regency Markets LLC,
1.55% due 9/17/04	$103,805	$103,733,490
1.50% due 9/20/04	196,606	196,450,355
1.60% due 9/30/04	80,000	79,896,889
Saint Germain
Holdings,
1.48% due 9/15/04	186,000	185,892,947
1.56% due 9/16/04	100,000	99,935,000
1.60% due 9/27/04	220,000	219,745,777
Scaldis Capital Ltd.,
1.08% due 9/22/04	105,000	104,933,850
1.60% due 9/28/04	161,975	161,780,630
Sierra Madre
Funding Ltd.,
1.60% due 9/14/04	170,000	169,901,778
Solitaire Funding Ltd.,
1.55% due 9/7/04	190,110	190,060,888
1.60% due 9/23/04	108,780	108,673,637
Spintab AB,
1.49% due 9/15/04	112,000	111,935,103
Surrey Funding Corp.,
1.60% due 9/29/04	120,000	119,850,667
Ticonderoga
1.53% due 9/7/04	185,431	185,383,715
1.55% due 9/22/04	110,242	110,142,323
Tulip Funding Corp.,
1.62% due 9/30/04	400,000	399,478,000
1.80% due 11/26/04	100,000	99,570,000
Victory Receivables
Corp.,
1.53% due 9/2/04	100,000	99,995,750
1.55% due 9/9/04	100,320	100,285,445
1.57% due 9/21/04	124,274	124,165,605
Wal Mart Funding Corp.,
1.55% due 9/20/04	100,000	99,918,194
Windmill Funding
Corp.,
1.50% due 9/9/04	175,000	174,941,667
Yorktown Capital LLC,
1.48% due 9/17/04	185,101	184,979,244

		13,788,025,922

Corporate Notes -— 16.1%

Brahms Funding Corp.,
1.55% due 9/7/04	346,880	346,790,194
1.59% due 9/21/04	398,227	397,875,231
1.60% due 9/22/04	107,427	107,326,735
1.63% due 9/27/04	110,000	109,870,506
1.64% due 9/28/04	266,917	266,588,692
Fenway Funding LLC,
1.55% due 9/7/04	438,912	438,798,614
1.55% due 9/10/04	110,153	110,110,316
1.59% due 9/16/04	146,727	146,629,793
1.62% due 9/27/04	119,637	119,497,025
Foxboro Funding Ltd.,
1.61% due 9/9/04	80,369	80,340,246

Liquid Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)	August 31, 2004

	Principal
	Amount
Issuer	(000’s omitted)	Value

Corporate Notes -— (cont’d.)

Harwood Street Funding LLC,
1.59% due 9/1/04	$96,500	$96,500,000
1.57% due 9/13/04	187,275	187,176,993
1.57% due 9/23/04	187,364	187,184,235
Main Street,
1.57% due 9/1/04	100,000	100,000,000
1.57% due 9/3/04	46,095	46,090,979
1.58% due 9/9/04	348,000	347,877,813
1.60% due 9/10/04	100,000	99,960,000
1.60% due 9/16/04	232,000	231,845,335
1.60% due 9/17/04	100,000	99,928,889
1.60% due 9/21/04	115,000	114,897,778
1.62% due 9/22/04	160,000	159,848,800
1.64% due 9/29/04	100,000	99,872,442
1.69% due 10/7/04	206,000	205,651,860
1.69% due 10/12/04	150,000	149,711,292
Mica Funding LLC,
1.59% due 9/20/04	375,000	374,685,315
Nyala Funding LLC,
1.72% due 11/18/04	151,000	150,437,273
Park Granada LLC,
1.52% due 9/7/04	350,000	349,911,625
1.53% due 9/8/04	252,382	252,306,916
1.60% due 9/20/04	129,800	129,690,391
1.58% due 9/21/04	100,000	99,912,222
1.58% due 9/23/04	350,000	349,662,054
1.63% due 9/28/04	110,000	109,865,525

		6,066,845,089

Master Notes — 3.2%

Merrill Lynch & Co. Inc.,*
1.71% due 9/1/04	371,300	371,300,000
Morgan Stanley,*
1.76% due 9/1/04	850,000	850,000,000

		1,221,300,000

Medium Term Notes — 7.9%

K2 USA LLC,*
1.50% due 9/20/04	100,500	100,420,438
1.60% due 9/28/04	150,000	149,997,250
Links Finance Corp.,*
1.56% due 1/18/05	250,000	249,981,165
Merrill Lynch &
Co. Inc.,*
1.51% due 10/1/05	385,000	385,000,000
Premier Asset
Collection Entity Ltd.,*
1.57% due 4/25/05	100,000	99,980,460
1.57% due 7/15/05	100,000	99,986,937
Sigma Finance Inc.,*
1.56% due 1/18/05	175,000	174,986,816
1.57% due 1/21/05	100,000	99,990,327
1.56% due 5/16/05	250,000	249,955,872
1.56% due 7/19/05	300,000	299,920,850
1.56% due 7/25/05	200,000	199,946,540
Stanfield Victoria
Funding LLC,*
1.56% due 7/20/05	$100,000	$99,969,485
1.57% due 8/1/05	100,000	99,976,935
1.56% due 8/22/05	100,000	99,952,027
Tango Finance Corp.,*
1.58% due 8/15/05	122,000	121,994,168
Whistlejacket
Capital LLC,*
1.56% due 12/15/04	111,000	110,993,597
White Pine
Finance LLC,*
1.56% due 9/15/04	100,000	99,999,044
1.60% due 9/28/04	108,000	107,997,992
1.58% due 10/25/04	118,000	117,996,499

		2,969,046,402

Promissory Note — 2.9%

Goldman Sachs
Group Inc.
1.72% due 2/24/05	1,100,000	1,100,000,000

Time Deposits — 2.4%

Dexia Bank
1.58% due 9/1/04	578,000	578,000,000
Svenska Handelsbanken
1.55% due 9/1/04	324,311	324,311,000

		902,311,000

United States
Government Agencies — 6.6%

Federal Home
Loan Bank*
1.49% due 9/17/04	100,000	99,933,777
1.49% due 10/19/04	250,000	249,503,333
1.89% due 3/15/05	200,000	197,952,500
Federal National
Mortgage
Association,*
1.48% due 10/13/04	670,000	668,843,134
1.49% due 10/13/04	775,578	774,234,822
1.72% due 2/2/05	100,000	99,264,222
1.75% due 5/23/05	100,000	100,000,000
1.49% due 7/6/05	275,000	274,886,517

		2,464,618,305

Total Investments,
at Amortized Cost	99.9%	37,566,799,434
Other Assets,
Less Liabilities	0.1	19,843,328

Net Assets	100.0%	$37,586,642,762

*	The coupon rate listed for floating or adjustable rate securities represent the rate at period end.The due dates on these securities reflect the next interest rate reset date or, when applicable, the maturity date.

See Notes to Financial Statements.

Liquid Reserves Portfolio
S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S

August 31, 2004

ASSETS:
Investments at value (Note 1A)		$37,566,799,434
Cash		498
Interest receivable		23,744,982

Total Assets		37,590,544,914

LIABILITIES:
Management fee payable (Note 2)		2,448,052
Accrued expenses and other liabilities		1,454,100

Total Liabilities		3,902,152

Total Net Assets		$37,586,642,762

Represented by:
Capital paid in excess of par value		$37,586,642,762

S T A T E M E N T O F O P E R AT I O N S

For the Year Ended August 31, 2003

INTEREST (NOTE 1):		$435,706,091

EXPENSES:
Management fee (Note 2)	$55,561,429
Custody and fund accounting fees	7,496,410
Trustees’ fees	579,480
Audit and legal	279,939
Other	30,699

Total Expenses	63,947,957
Less: management fee waived (Note 2)	(26,870,821)
fees paid indirectly (Note 1F)	(297)

Net Expenses		37,076,839

Net Investment Income		398,629,252
Net Realized Gain on Investment		3,202,155

Increase in Net Assets From Operations		$401,831,407

See Notes to Financial Statements.

Liquid Reserves Portfolio
S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S

	Years Ended August 31,

	2004	2003

OPERATIONS:
Net investment income	$398,629,252	$619,131,302
Net realized gain on investments	3,202,155	—

Increase in Net Assets From Operations	401,831,407	619,131,302

CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)	86,116,419,663	95,248,125,837
Value of withdrawals	(88,378,702,148)	(101,427,035,864)

Decrease in Net Assets From
Capital Transactions	(2,262,282,485)	(6,178,910,027)

Decrease in Net Assets	(1,860,451,078)	(5,559,778,725)

NET ASSETS:
Beginning of year	39,447,093,840	45,006,872,565

End of year	$37,586,642,762	$39,447,093,840

See Notes to Financial Statements.

Liquid Reserves Portfolio
F I N A N C I A L H I G H L I G H T S

	Years Ended August 31,

	2004	2003	2002	2001	2000

Ratios/Supplemental Data:
Net assets (000’s omitted)	$37,586,643	$39,447,094	$45,006,873	$32,073,343	$14,392,341
Ratios to Average Net Assets:
Expenses#	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	1.09%	1.39%	2.29%	5.27%	5.93%
Total Return	1.09%	1.49%	2.36%	N/A	N/A

Note: If agents of the Portfolio had not voluntarily waived all or a portion of their fees for the years indicated, the ratios would have been as follows:

Ratios to Average Net Assets:
Expenses	0.17%	0.17%	0.19%	0.22%	0.22%
Net investment income	1.02%	1.32%	2.20%	5.15%	5.81%

#	The ratio of expenses to average net assets will not exceed 0.10% as a result of a voluntary expense limitation, which may be terminated at any time.

See Notes to Financial Statements.

Liquid Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

1. Organization and Significant Accounting Policies

Liquid Reserves Portfolio formerly known as Cash Reserves Portfolio, (the “Portfolio”), is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager. At August 31, 2004, all investors in the Portfolio were funds advised by the Manager and or its affiliates.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with GAAP:

     A. Valuation of Investments Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

     B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

     C. Income Taxes The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

     D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements’ underlying investments to ensure the existence of a proper level of collateral.

Liquid Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

     F. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

2. Management Fees

The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at an annual rate of 0.15% of the Funds’ average daily net assets. The management fee amounted to $55,561,429 of which $26,870,821 was voluntarily waived for the year ended August 31, 2004. Such waiver is voluntary and can be terminated at any time at the discretion of the Manager. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions

Purchases, maturities and sales of money market instruments aggregated $814,948,110,606 and $812,036,318,664, respectively, for the year ended August 31, 2004.

4. Federal Income Tax Basis of Investment Securities

The tax cost of investment securities owned at August 31, 2004, for federal income tax purposes, amounted to $37,566,799,434.

5. Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years

Liquid Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Three former Trustees are currently receiving payments under the plan. In addition two other former Trustees received a lump sum payment under the plan during this period. The Fund’s allocable share of the expenses of the Plan for the year ended August 31, 2004 and the related liability at August 31, 2004 was not material.

6. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the Portfolio’s investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and two other individuals, one of whom is an employee and the other of whom is a former employee of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The sub-contractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance,

Liquid Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

Citigroup does not believe that this matter will have a material adverse effect on the Portfolio. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

The Portfolio did not implement the contractual arrangement described above and therefore will not receive any portion of such payment.

Liquid Reserves Portfolio
R E P O R T   O F   I N D E P E N D E N T   R E G I S T E R E D   P U B L I C
A C C O U N T I N G   F I R M

To the Trustees and Investors of
Liquid Reserves Portfolio:

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Reserves Portfolio (the “Portfolio”) at August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
October 22, 2004

Liquid Reserves Portfolio
A D D I T I O N A L   I N F O R M A T I O N (Unaudited)

Information about the Trustees and Officers of the Portfolio can be found on pages 19 through 24 of this report.

INVESTMENT MANAGER	TRUSTEES
(OF LIQUID RESERVES	Elliott J. Berv
PORTFOLIO)	Donald M. Carlton
Citi Fund Management Inc.	A. Benton Cocanougher
100 First Stamford Place	Mark T. Finn
Stamford, CT 06902	R. Jay Gerken, CFA*
Chairman
DISTRIBUTOR	Stephen Randolph Gross
Citigroup Global Markets Inc.	Diana R. Harrington
Susan B. Kerley
TRANSFER AGENT	Alan G. Merten
Citicorp Trust Bank, fsb.	R. Richardson Pettit
125 Broad Street, 11th Floor
New York, NY 10004	OFFICERS*
R. Jay Gerken, CFA
SUB-TRANSFER AGENT	President and
PFPC Inc.	Chief Executive Officer
P.O. Box 9699
Providence, RI	Andrew B. Shoup
02940-9699	Senior Vice President and
Chief Administrative Officer
SUB-TRANSFER AGENT
AND CUSTODIAN	Frances M. Guggino
State Street Bank and Trust Company	Chief Financial Officer
225 Franklin Street	and Treasurer
Boston, MA 02110
Andrew Beagley
INDEPENDENT REGISTERED	Chief Anti-Money Laundering
PUBLIC ACCOUNTING FIRM	Compliance Officer and
PricewaterhouseCoopers LLP	Chief Compliance Officer
300 Madison Avenue
New York, New York 10017	Wendy S. Setnicka
Controller
LEGAL COUNSEL	Robert I. Frenkel
Bingham McCutchen LLP	Secretary and
150 Federal Street	Chief Legal Officer
Boston, MA 02110

*Affiliated Person of Investment Manager

CitiFunds Premium Trust

CitiSM Premium Liquid Reserves

The funds are separate investment funds of CitiFunds Premium Trust, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with Securities Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-625-4554.

Information on how the fund voted proxies relating to portfolio securities during the 12 month period ending June 30, 2004 and a description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-625-4554, (2) on the fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Citi Premium Liquid Reserves.

©2004 Citicorp	Citicorp Global Markets Inc.
CFA/PLR/804
04-7262

Annual Report

CitiSM Premium
U.S. Treasury Reserves

August 31, 2004

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

TA B L E O F C O N T E N T S

Letter from the Chairman	1

Manager Overview	3

Fund Facts	5

Portfolio at a Glance – U.S. Treasury Reserves Portfolio	6

Fund Expenses	7

Fund Performance	9

Citi Premium U.S. Treasury Reserves
Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Financial Highlights	13

Notes to Financial Statements	14

Report of Independent Registered Public Accounting Firm	18

Additional Information	19

Tax Information	25

U.S. Treasury Reserves Portfolio
Schedule of Investments	26

Statement of Assets and Liabilities	27

Statement of Operations	28

Statements of Changes in Net Assets	29

Financial Highlights	30

Notes to Financial Statements	31

Report of Independent Registered Public Accounting Firm	34

Additional Information	35

L E T T E R  F R O M   T H E  C H A I R M A N

Dear Shareholder,

The Federal Reserve Bank’s (“Fed”) monetary policy committee pushed short-term interest rates higher over the 12 months ending August 31, 2004. It raised its federal funds rate[i] target from a four-decade low of 1.00% at the start of the period to 1.25% in June, and to 1.50% in August. The Fed further increased the target rate by an additional 0.25% to 1.75% on September 21, following the end of the fund’s reporting period. Rising interest rates can act as a brake on robust economic growth, helping to maintain a balance between that growth and the inflation that generally can accompany it.

Inflation and job growth picked up during the year. Earlier in the period, the rate of gross domestic product (“GDP”)ii growth rose significantly from its levels in early 2003. Although GDP growth tapered off toward the end of the period versus prior levels within the past year, it remained above its quarterly rate during the first half of last year. Money market yields fluctuated during the year.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Please read on for a more detailed look at prevailing economic and market conditions during the fund’s fiscal year and to learn how those conditions have affected fund performance.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management (“CAM”) disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to CAM’s entry into the transfer agency business during 1997-1999. Citigroup has disclosed that the Staff of the SEC is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup, the former CEO of CAM, a former employee and a current employee of CAM, relating to the creation, operation and fees of its internal transfer agent unit that serves various CAM-managed funds.

1

Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

September 15, 2004

2

M A N A G E R   O V E R  V I E W
Performance Review

As of August 31, 2004, the seven-day current yield for Citi Premium U.S. Treasury Reserves was 0.92% and its seven-day effective yield, which reflects compounding, was 0.92% . These numbers are the same due to rounding.

Both yields include a voluntary waiver of the management fee. This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current yield would have been 0.84% and the seven-day effective yield would have been 0.84% . These numbers are the same due to rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that the performance represents past performance and is no guarantee of future results and yields will vary. In addition, your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

When the period began, evidence of an improved economy was already unfolding. However, market participants believed the Fed’s policymaking committee would maintain its target interest rate at low levels to help sustain the recovery. This policy stance would help forestall potential deflationary forces as well as keep money market yields near their lows.

In early 2004, broader-based economic indicators continued to reflect a favorable overall outlook though geopolitical concerns remained at the forefront of the U.S. political agenda and added an element of uncertainty to the fixed income markets. Short-term interest rates steadied and the Federal Reserve remained “patient in

CITISM PREMIUM U.S.TREASURY RESERVES
YIELDS AS OF AUGUST 31, 2004 (Unaudited)

Seven-day current yield	0.92%
Seven-day effective yield	0.92%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed may be worth more or less than their original cost. The fund’s yields will vary and performance of other share classes may differ. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Both yields include a voluntary waiver of the management fee. This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current yield would have been 0.84% and the seven-day effective yield would have been 0.84% .These numbers are the same due to rounding.

3

removing its policy accommodation.”iii Treasury prices benefited from both the Fed’s restraint in raising rates and from demand by foreign central banks.

As the year progressed, rising corporate profits and improved balanced sheets set the groundwork for a sustained recovery. Renewed corporate and consumer spending led to robust output growth and encouraged businesses to hire additional workers. Both consumer and producer prices started to inch higher and earlier fears of deflation slowly began to subside. Strong domestic and global demand also put additional upward pressure on commodity prices. Against this backdrop Fed monetary policy was seen as highly accommodative and would need to start moving to a more neutral setting. Recently, Treasury bill yields have moved higher as the recovery has progressed. Supply remains ample, offering investors the opportunity to buy short paper in anticipation of more attractive rates ahead.

In response to the strong economic growth, and in anticipation of the Fed moving to a more neutral policy, we maintained a moderate maturity stance in the fund. The Fed raised its target for the federal funds rate by 0.25% to 1.25% in June and to 1.50% in August as a countermeasure to the resilient strength of the economy. These were the first rate increases in over four years and were widely anticipated by market participants. The Fed indicated that going forward rates would need to rise at a “measured pace.” At their September meeting, the Fed again raised interest rates by 0.25% to 1.75%, forecasting that the recent softness in the economy was temporary in nature.

Thank you for your investment in CitiSM Premium U.S. Treasury Reserves. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the fund’s investment goals.

Denise Guetta
Portfolio Manager

September 15, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00, it is possible to lose money by investing in the fund.

i	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve dis- trict bank charge other banks that need overnight loans.

ii	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

iii	Federal Reserve Board (FOMC Statement) March 16, 2004.

4

F U N D   F A C T S

Fund Objective

To provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Benchmark*
March 1, 1991	• iMoneyNet, Inc.
100% U.S. Treasury Rated
Net Assets as of 8/31/04	Money Market Funds Average
$390.8 million

*	The iMoneyNet, Inc. Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

5

U .S.   T R E A S U RY   R E S E R V E S   P O R T F O L I O

PORTFOLIO AT A GLANCE (Unaudited)

Investment Breakdown †

February 29, 2004

August 31, 2004

† As a percentage of total investments. Please note that Portfolio holdings are subject to change.

6

F U N D   E X P E N S E S (Unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2004 and held for the six months ended August 31, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual	Beginning	Ending	Annualized	Expenses
	Total	Account	Account	Expenses	Paid During
	Return(2)	Value	Value	Ratio	the Period(3)

Citi Premium
U.S. Treasury Reserves	0.32%	$1,000.00	$1,003.20	0.45%	$2.27

(1)	For the six months ended August 31, 2004.

(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value.

(3)	Expenses (net of voluntary waiver) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366.

7

F U N D   E X P E N S E S (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratios	the Period(2)

Citi Premium
U.S. Treasury Reserves	5.00%	$1,000.00	$1,022.87	0.45%	$2.29

(1)	For the six months ended August 31, 2004.

(2)	Expenses (net of voluntary waiver) are equal to the Fund’s annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 366.

8

F U N D P E R F O R M A N C E
Total Returns (Unaudited)

		One	Five	Ten
All Periods Ended August 31, 2004		Year	Years*	Years*

Citi Premium U.S.Treasury Reserves		0.57%	2.62%	3.72%
iMoneyNet, Inc. 100% U.S.Treasury Rated Money Market Funds Average		0.41%	2.48%	3.63%

*Average Annual Total Return

7-Day Yields
Annualized Current	0.92%
Effective	0.92%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during the seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Comparison of 7-Day Yields for Citi Premium U.S. Treasury Reserves vs. iMoneyNet, Inc. 100% U.S. Treasury Rated Money Market Funds Average

As illustrated, Citi Premium U.S. Treasury Reserves generally provided an annualized seven-day yield comparable to the iMoneyNet, Inc. 100% U.S. Treasury Rated Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report™, for the one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

9

Citi Premium U.S. Treasury Reserves
S TAT E M E N T O F A S S E T S A N D L I A B I L I T I E S

August 31, 2004

ASSETS:
Investment in U.S.Treasury Reserves Portfolio, at value (Note 1)	$391,356,970

LIABILITIES:
Dividends payable	172,983
Payable for Fund shares purchased	100,000
Management fees payable (Note 3)	66,938
Distribution/Service fees payable (Note 4)	33,469
Accrued expenses and other liabilities	136,732

Total Liabilities	510,122

Total Net Assets for 390,846,724 shares of beneficial interest outstanding	$390,846,848

NET ASSETS:
Par value of shares of beneficial interest
($0.00001 par value, unlimited shares authorized)	$3,908
Capital paid in excess of par value	390,842,816
Accumulated net gain from investment transactions	124

Total Net Assets	$390,846,848

Net Asset Value, Offering Price, and Redemption Price Per Share	$1.00

See Notes to Financial Statements.

10

Citi Premium U.S. Treasury Reserves
S TAT E M E N T O F O P E R AT I O N S

For the Year Ended August 31, 2004

INVESTMENT INCOME (NOTE 1):
Income from U.S.Treasury Reserves Portfolio	$3,998,369
Allocated net expenses from U.S.Treasury Reserves Portfolio	(394,395

Total Investment Income		$3,603,974

EXPENSES:
Management fees (Note 3)	789,703
Distribution/Service fees (Note 4)	394,851
Audit and legal	59,431
Transfer agency services	51,269
Blue Sky fees	36,815
Shareholder communications	24,409
Trustees’ fees	8,872
Custody and fund accounting fees	6,687
Other	10,416

Total Expenses		1,382,453

Net Investment Income		2,221,521
Net Realized Gain on Investments From
U.S.Treasury Reserves Portfolio		45,746

Increase in Net Assets From Operations		$2,267,267

See Notes to Financial Statements.

11

Citi Premium U.S. Treasury Reserves
S TAT E M E N T S O F C H A N G E S I N N E T A S S E T S

Years Ended August 31,

2004		2003

OPERATIONS:
Net investment income	$2,221,521	$4,740,467
Net realized gain	45,746	106,350

Increase in Net Assets From Operations	2,267,267	4,846,817

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,221,521)	(4,740,467)
Net realized gain	(45,686)	(106,286)

Decrease in Net Assets From Distributions
to Shareholders (Note 2)	(2,267,207)	(4,846,753)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST AT NET ASSET VALUE OF $1.00
PER SHARE (NOTE 5):
Net proceeds from sale of shares	1,700,468,500	2,714,513,499
Net asset value of shares issued for
reinvestment of distributions	1,017,664	3,053,119
Cost of shares repurchased	(1,683,462,146)	(3,068,852,406)

Increase (Decrease) in Net Assets From
Transactions in Shares of Beneficial Interest	18,024,018	(351,285,788)

Increase (Decrease) in Net Assets	18,024,078	(351,285,724)

NET ASSETS:
Beginning of year	372,822,770	724,108,494

End of year	$390,846,848	$372,822,770

See Notes to Financial Statements.

12

Citi Premium U.S. Treasury Reserves
F I N A N C I A L H I G H L I G H T S

	Years Ended August 31,

	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income and
net realized gain	0.00571	0.00848	0.01689	0.04778	0.05049
Distributions from net investment
income and net realized gain	(0.00571)	(0.00848)	(0.01689)	(0.04778)	(0.05049)

Net Asset Value, End of Year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, End of Year
(000's omitted)	$390,847	$372,823	$724,108	$420,757	$340,433
Ratios to Average Net Assets:
Expenses†#	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income†	0.56%	0.91%	1.67%	4.76%	5.12%
Total Return	0.57%	0.85%	1.70%	4.88%	5.17%

Note: If the Fund’s Manager and the Manager of U.S. Treasury Reserves Portfolio had not voluntarily waived all or a portion of their fees from the Fund, net investment income per share and ratios would have been as follows:

Net Investment Income Per Share	$0.00488	$0.00732	$0.01564	$0.04438	$0.04678
Ratios to Average Net Assets:
Expenses†	0.53%	0.53%	0.64%	0.84%	0.83%
Net investment income†	0.48%	0.83%	1.49%	4.37%	4.74%

† Includes the Fund's share of U.S.Treasury Reserves Portfolio's allocated expenses.

#	The ratio of expenses to average net assets will not exceed 0.45% as a result of a voluntary expense limitation, which may be terminated at any time.

See Notes to Financial Statements.

13

Citi Premium U.S. Treasury Reserves

N OT E S   TO   F I N A N C I A L   S TAT E M E N T S

1. Organization and Accounting Policies

Citi Premium U.S. Treasury Reserves (the “Fund”) is a separate diversified series of CitiFunds Premium Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), an open-end, diversified management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (25.1% at August 31, 2004) in the net assets of the Portfolio. Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor (“Distributor”). Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principals (“GAAP”):

     A. Investment Valuation. Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

     B. Investment Income. The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

     C. Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     D. Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     E. Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     F. Method of Allocation. All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

2. Dividends

The net income of the Fund is determined once daily, as of 2:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed

14

Citi Premium U.S. Treasury Reserves
N OT E S TO F I N A N C I A L S TAT E M E N T S (Continued)

in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the Shareholder Servicing Agent) on or prior to the last business day of the month.

3. Management Fees

The management fees are computed at an annual rate of 0.20% of the Fund’s average daily net assets. The management fees paid to the Manager amounted to $789,703 for the year ended August 31, 2004. The Manager also serves as the Manager for the Portfolio and receives management fees, before any waivers at an annual rate of 0.15% of the Portfolio’s average daily net assets.

The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees

The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act. The Service Plan allows the Fund to pay monthly fees at an annual rate not to exceed 0.10% of the average daily net assets. The Service fees paid amounted to $394,851 for the year ended August 31, 2004. These fees may be used to make payments to the Distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

5. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share).

6. Income Tax Information and Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended August 31, were as follows:

	2004	2003

Ordinary Income	$2,267,207	$4,846,753

As of August 31, 2004, there were no significant differences between the book and tax components of net assets.

7.Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the cal-

15

Citi Premium U.S. Treasury Reserves

N OT E S   TO   F I N A N C I A L   S TAT E M E N T S (Continued)

endar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the plan are unfunded. Two former Trustees are currently receiving payments under the plan. In addition, two other former Trustees received a lump sum payment under the plan during this period. The Fund’s allocable share of the expenses of the Plan for the year ended August 31, 2004 was $300.

8.Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the Fund’s investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and two other individuals, one of whom is an employee and the other of whom is a former employee of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The sub-contractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

16

Citi Premium U.S. Treasury Reserves

N OT E S   TO   F I N A N C I A L   S TAT E M E N T S (Continued)

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

The Fund did not implement the contractual arrangement described above and therefore will not receive any portion of such payment.

17

Citi Premium U.S. Treasury Reserves

R E P O RT   O F   I N D E P E N D E N T   R E G I S T E R E D   P U B L I C   A C C O U N T I N G   F I R M

To the Trustees and Shareholders of Citi Premium U.S. Treasury Reserves:

We have audited the accompanying statement of assets and liabilities of Citi Premium U.S. Treasury Reserves of CitiFunds Premium Trust (the “Trust”) (a Massachusetts business trust) as of August 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the four year period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 2000 were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi Premium U.S. Treasury Reserves of CitiFunds Premium Trust as of August 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the four year period then ended, in conformity with U.S. generally accepted accounting Principles.

/s/ KPMG LLP

New York, New York
October 22, 2004

18

Citi Premium U.S. Treasury Reserves
A D D I T I O N A L I N F O R M AT I O N (Unaudited)

Information about Trustees and Officers The business and affairs of the Citi Premium U.S. Treasury Reserves (the “Fund”) are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 2001	President and Chief Operations	36	Board
c/o R. Jay Gerken			Officer, Landmark City (real		Member,
Citigroup Asset			estate development) (since		American
Management (“CAM”)			2002); Executive Vice		Identity Corp.
399 Park Avenue			President and Chief Operations		(doing
New York, NY 10022			Officer, DigiGym Systems		business as
Age 61			(on-line personal training		Morpheus
			systems) (since 2001); Chief		Technologies)
			Executive Officer, Rocket City		(biometric
			Enterprises (internet service		information
			company) (from 2000 to		management)
			2001); President, Catalyst		(since 2001;
			(consulting) (since 1984).		consultant
since 1999);
Director,
Lapoint
Industries
(industrial fil-
ter company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter)
(since 1998).
Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	31	Director,
c/o R. Jay Gerken			(engineering) (since 1999);		American
CAM			former Chief Executive Officer,		Electric Power
399 Park Avenue			Radian International LLC		(electric
New York, NY 10022			(engineering) (from 1996 to		utility) (since
Age 67			1998), Member of Management		1999);
			Committee, Signature Science		Director,
			(research and development)		Valero Energy
			(since 2000).		(petroleum
refining)
(since 1999);
Director,
National
Instruments
Corp. tech-
nology) (since
1994).

19

Citi Premium U.S. Treasury Reserves
A D D I T I O N A L I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

A. Benton Cocanougher	Trustee	Since 2001	Interim Chancellor, Texas	31	Former Direc-
c/o R. Jay Gerken			A&M University System		tor, Randall’s
CAM			(since 2003); former Special		Food Markets,
399 Park Avenue			Advisor to the President, Texas		Inc. (from
New York, NY 10022			A&M University (2002-2003);		1990 to 1999);
Age 66			former Dean Emeritus and		former Direc-
			Wiley Professor, Texas A&M		tor, First
			University (since 2001);		American
			former Dean and Professor of		Bank and
			Marketing, College and		Savings Bank
			Graduate School of Business		(from 1994 to
			of Texas A & M University		1999).
(from 1987 to 2001).
Mark T. Finn	Trustee	Since 2001	Adjunct Professor, College of	36	None
c/o R. Jay Gerken			William & Mary (since 2002);
CAM			Principal/member, Balvan
399 Park Avenue			Partners (investment manage-
New York, NY 10022			ment) (since 2002); Chair-
Age 61			man, Chief Executive Officer
and Owner, Vantage Consult-
ing Group, Inc. (investment
advisory and consulting firm)
(since 1988); former Vice
Chairman and Chief Operating
Officer, Lindner Asset Man-
agement Company (mutual
fund company) (1999 to 2001);
former President and Director,
Delta Financial, Inc. (invest-
ment advisory firm) (from
1983 to 1999); former General
Partner and Shareholder,
Greenwich Ventures, LLC
(investment partnership) (1996
to 2001); former President,
Secretary and Owner, Phoenix
Trading Co. (commodity
trading advisory firm) (from
1997 to 2000).

20

Citi Premium U.S. Treasury Reserves
A D D I T I O N A L I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Stephen Randolph Gross	Trustee	Since 2001	Partner, Capital Investment	31	Director,
c/o R. Jay Gerken			Advisory Partners (consulting)		United Telesis,
CAM			(since January 2000); former		Inc. (telecom-
399 Park Avenue			Chief Operations Officer,		munications)
New York, NY 10022			General Media Communications		(since 1997);
Age 57			(from March 2003 to August		Director,
			2003); former Managing		eBank.com,
			Director, Fountainhead		Inc. (since
			Ventures, LLC (consulting)		1997); Direc-
			(from 1998 to 2002); former		tor, Andersen
			Secretary, Carint N.A.		Calhoun, Inc.
			(manufacturing) (1988-2002);		(assisted
			former Treasurer, Hank Aaron		living) (since
			Enterprises (fast food franchise)		1987); former
			(from 1985 to 2001); Chairman,		Director,
			Gross, Collins PC HLB		Charter Bank,
			(accounting firm) (since 1979);		Inc. (from
			Treasurer, Coventry Limited,		1987 to 1997);
			Inc. (since 1985).		former Direc-
tor, Yu Save,
Inc. (internet
company)
(from 1998 to
2000); former
Director,
Hotpalm, Inc.
(wireless
applications)
(from 1998 to
2000).
Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	36	None
c/o R. Jay Gerken			(since 1993).
CAM
399 Park Avenue
New York, NY 10022
Age 64
Susan B. Kerley	Trustee	Since 1992	Consultant, Strategic	36	Director,
c/o R. Jay Gerken			Management Advisors,		Eclipse Funds
CAM			LLC (investment consulting)		(currently
399 Park Avenue			(since 1990).		supervises 12
New York, NY10022					investment
Age 53					companies
in fund com-
plex) (since
1990).

21

Citi Premium U.S. Treasury Reserves
A D D I T I O N A L I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Alan G. Merten	Trustee	Since 2001	President, George Mason	31	Former
c/o R. Jay Gerken			University (since 1996).		Director,
CAM					Comshare, Inc.
399 Park Avenue					(information
New York, NY 10022					technology)
Age 63					(from 1985 to
2003);
Director,
Digital Net
Holdings, Inc.
(since 2003).
R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	31	None
c/o R. Jay Gerken			University of Houston
CAM			(from 1977 to 2002);
399 Park Avenue			independent consultant
New York, NY 10022			(since 1984).
Age 62
INTERESTED
TRUSTEE:
R. Jay Gerken, CFA*	Chairman,	Since 2002	Managing Director of	Chairman	N/A
CAM	President,		Citigroup Global Markets	of the
399 Park Avenue	and Chief		(“CGM”) (since 1996);	Board,
New York, NY 10022	Executive		Chairman, President, and	Trustee or
Age 53	Officer		Chief Executive Officer of	Director
			Smith Barney Fund	of 220
Management LLC (“SBFM”),
Travelers Investment
Advisers, Inc. (“TIA”) and
Citi Fund Management Inc.
(“CFM”); President and Chief
Executive Officer of certain
mutual funds associated with
Citigroup Inc. (“Citigroup”);
formerly, Portfolio Manager
of Smith Barney Allocation
Series Inc. (from 1996 to
2001) and Smith Barney
Growth and Income Fund
(from 1996 to 2000).

22

Citi Premium U.S. Treasury Reserves
A D D I T I O N A L I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

OFFICERS:
Andrew B. Shoup	Senior	Since 2003	Director of CAM; Chief	N/A	N/A
CAM	Vice		Administrative Officer of
125 Broad Street	President		mutual funds associated with
New York, NY 10004	and		Citigroup; Head of
Age 47	Chief		International Funds
	Adminis-		Administration of CAM (from
	trative		2001 to 2003); Director of
	Officer		Global Funds Administration
of CAM (from 2000 to 2001);
Head of U.S. Citibank Funds
Administration of CAM
(from 1998 to 2000).
Frances M. Guggino	Chief	Since 2004	Vice President of CGM;	N/A	N/A
CAM	Financial		Chief Financial Officer and
125 Broad Street	Officer		Treasurer of certain mutual
New York, NY 10004	and		funds associated with
Age 46	Treasurer		Citigroup; Controller of
certain mutual funds
associated with Citigroup
(from 2002 to 2004).
Andrew Beagley	Chief	Since 2002	Director of CGM (since 2000);	N/A	N/A
CAM	Anti-		Director of Compliance, North
399 Park Avenue	Money		America, CAM (since 2000);
4th Floor	Laundering		Chief Anti-Money Laundering
New York, NY 10022	Compliance		Compliance Officer, Chief
Age 40	Officer		Compliance Officer and Vice
President of certain mutual
	Chief	Since 2004	funds associated with Citigroup;
	Compliance		Director of Compliance, Europe,
	Officer		the Middle East and Africa,
Citigroup Asset Management
(from 1999 to 2000); Com-
pliance Officer, Salomon
Brothers Asset Management
Limited, Smith Barney Global
Capital Management Inc.,
Salomon Brothers Asset
Management Asia Pacific
Limited (from 1997 to 1999).
Wendy S. Setnicka	Controller	Since 2004	Vice President of CGM;	N/A	N/A
CAM			Controller of certain mutual
125 Broad Street			funds associated with Citigroup;
New York, NY 10004			Assistant Controller of CAM
Age 40			(from 2002 to 2004).

23

Citi Premium U.S. Treasury Reserves

A D D I T I O N A L   I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

OFFICERS:
Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
CAM			General Counsel, Global
300 First Stamford Place	Chief	Since 2003	Mutual Funds for CAM (since
Stamford, CT 06902	Legal		1994); Secretary of certain
Age 48	Officer		mutual funds associated
with Citigroup; Chief Legal
Officer of mutual funds
associated with Citigroup Inc.

*	Mr. Gerken is a Trustee who is an “interested person” of the fund as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Manager and certain of its affiliates.

24

TA X   I N F O R M AT I O N (Unaudited)

Of the ordinary income distributions paid monthly by the Fund during the taxable year ended August 31, 2004, 97.98% was attributable to Federal obligation.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

Please retain this information for your records.

25

U.S. Treasury Reserves Portfolio

S C H E D U L E   O F   I N V E S T M E N T S   August 31, 2004

	Principal
	Amount
Issuer	(000’s omitted)	Value

U.S.Treasury Bills — 98.4%

United States Treasury Bill,
due 9/2/04	$137,502	$137,497,435
due 9/9/04	175,641	175,586,444
due 9/16/04	322,557	322,374,239
due 9/23/04	75,000	74,937,514
due 10/7/04	269,841	269,510,275
due 10/21/04	100,000	99,828,698
due 11/4/04	150,000	149,668,444
due 11/18/04	50,000	49,857,000
due 1/6/05	50,000	49,717,557
due 2/3/05	210,196	208,747,084

		1,537,724,690

U.S.Treasury Note — 1.6%

United States Treasury Note,
due 9/30/04	25,000	25,011,698

Total Investments,
at Amortized
Cost	100.0%	1,562,736,388
Other Assets
Less Liabilities	0.0	(24,982)

Net Assets	100.0%	$1,562,711,406

See Notes to Financial Statements.

26

U.S. Treasury Reserves Portfolio
S TAT E M E N T O F A S S E T S A N D L I A B I L I T I E S
August 31, 2004

ASSETS:
Investments, at amortized cost and value (Note 1A)	$1,562,736,388
Interest receivable	197,234

Total Assets	1,562,933,622

LIABILITIES:
Management fees payable (Note 2)	101,245
Accrued expenses and other liabilities	120,971

Total Liabilities	222,216

Total Net Assets	$1,562,711,406

REPRESENTED BY:
Capital paid in excess of beneficial interests	$1,562,711,406

See Notes to Financial Statements.

27

U.S Treasury Reserves Portfolio
S TAT E M E N T O F O P E R A T I O N S
For the Year Ended August 31, 2004

INVESTMENT INCOME		$15,922,362

EXPENSES:
Management fees (Note 2)	$2,355,567
Custody and fund accounting fees	347,623
Audit and Legal	74,577
Trustees’ fees	20,401
Other	46,916

Total Expenses	2,845,084
Less: management fee waived (Note 2)	(1,277,723)
fees paid indirectly (Note 1D)	(11)

Net Expenses		1,567,350

Net Investment Income		14,355,012
Net Realized Gain on Investments		184,470

Increase in Net Assets From Operations		$14,539,482

See Notes to Financial Statements.

28

U.S. Treasury Reserves Portfolio
S TAT E M E N T S O F C H A N G E S I N N E T A S S E T S

	Years Ended August 31,

	2004	2003

OPERATIONS:
Net investment income	$14,355,012	$21,614,666
Net realized gain	184,470	345,124

Increase Net Assets From Operations	14,539,482	21,959,790

CAPITAL TRANSACTIONS:
Proceeds from contributions	5,330,944,721	7,288,135,094
Value of withdrawals	(5,241,122,172)	(7,804,910,366)

Increase (Decrease) in Net Assets From
Capital Transactions	89,822,549	(516,775,272)

Increase (Decrease) in Net Assets	104,362,031	(494,815,482)

NET ASSETS:
Beginning of year	1,458,349,375	1,953,164,857

End of year	1,562,711,406	$1,458,349,375

See Notes to Financial Statements.

29

U.S. Treasury Reserves Portfolio

F I N A N C I A L   H I G H L I G H T S

		Years Ended August 31,

	2004	2003	2002	2001	2000

Ratios/Supplemental Data:
Net Assets, End of Year
(000’s omitted)	$1,562,711	$1,458,349	$1,953,165	$1,387,171	$1,324,688

Ratios to Average Net Assets:
Expenses†	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	0.91%	1.22%	2.00%	5.13%	5.41%
Total Return	0.92%	1.20%	2.06%	5.24%	5.53%

Note: If the Portfolio’s Manager had not voluntarily waived a portion of its fees from the Portfolio, the ratios would have been as follows:

Ratios to Average Net Assets:
Expenses	0.18%	0.18%	0.20%	0.23%	0.23%
Net investment income	0.83%	1.14%	1.90%	5.00%	5.28%

† The ratio of expenses to average net assets will not exceed 0.10% as a result of a voluntaryexpense limitation, which may be terminated at any time.
See Notes to Financial Statements.

30

U.S. Treasury Reserves Portfolio

N OT E S   TO   F I N A N C I A L   S TAT E M E N T S

1. Organization and Significant Accounting Policies

U.S. Treasury Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with GAAP:

     A. Valuation of Investments. Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio’s use of amortized cost is subject to the Portfolio’s compliance with certain conditions as specified under the 1940 Act.

     B. Investment Income and Expenses. Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

     C. Income Taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so that an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

     D. Fees Paid Indirectly. The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     F. Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Management Fees

The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.15% of the Funds’ average daily net assets. The management fee amounted to $2,355,567 of which $1,277,723

31

U.S. Treasury Reserves Portfolio

N OT E S   TO   F I N A N C I A L   S TAT E M E N T S (Continued)

was voluntarily waived for the year ended August 31, 2004. Such waiver is voluntary and may be terminated at any time at the discretion of the manager.

The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions

Purchases, maturities and sales of U.S. Treasury obligations, aggregated $13,001,957,800 and $12,912,860,314, respectively, for the year ended August 31, 2004.

4. Federal Income Tax Basis of Investment Securities

The Tax Cost of investment securities owned at August 31, 2004, for federal income tax purposes, amounted to $1,562,736,388.

5. Trustee Retirement Plan

The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the plan are unfunded. Two former Trustees are currently receiving payments under the plan. In addition, two other former Trustees received a lump sum payment under the plan during this period. The Portfolio’s allocable share of the expenses of the Plan for the year ended August 31, 2004 was $6,396.

6.Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the Portfolio’s investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and two other individuals, one of whom is an employee and the other of whom is a former employee of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in

32

U.S. Treasury Reserves Portfolio

N OT E S   TO   F I N A N C I A L   S TAT E M E N T S (Continued)

exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The sub-contractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Portfolio. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

The Portfolio did not implement the contractual arrangement described above and therefore will not receive any portion of such payment.

33

U.S. Treasury Reserves Portfolio

R E P O RT   O F   I N D E P E N D E N T   R E G I S T E R E D   P U B L I C   A C C O U N T I N G   F I R M

To the Trustees and Investors of
U.S. Treasury Reserves Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of U.S. Treasury Reserves Portfolio (a New York Trust) as of August 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the four year period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 2000 were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Treasury Reserves Portfolio as of August 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the four year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

New York, New York
October 22, 2004

34

U.S. Treasury Reserves Portfolio

A D D I T I O N A L   I N F O R M AT I O N (Unaudited)

     Information about the Trustees and Officers of the Portfolio can be found on pages 19 through 24 of this report.

35

INVESTMENT MANAGER	TRUSTEES
(OF U.S.TREASURY RESERVES	Elliott J. Berv
PORTFOLIO)	Donald M. Carlton
Citi Fund Management Inc.	A. Benton Cocanougher
100 First Stamford Place	Mark T. Finn
Stamford, CT 06902	R. Jay Gerken, CFA*
Chairman
DISTRIBUTOR	Stephen Randolph Gross
Citigroup Global Markets Inc.	Diana R. Harrington
Susan B. Kerley
TRANSFER AGENT	Alan G. Merten
Citicorp Trust Bank, fsb.	R. Richardson Pettit
125 Broad Street, 11th Floor
New York, NY 10004	OFFICERS*
R. Jay Gerken, CFA
SUB-TRANSFER AGENT	President and
AND CUSTODIAN	Chief Executive Officer
State Street Bank and Trust Company	Andrew B. Shoup
225 Franklin Street	Senior Vice President
Boston, MA 02110	and Chief Administrative Officer

INDEPENDENT REGISTERED	Frances M. Guggino
PUBLIC ACCOUNTING FIRM	Chief Financial Officer
KPMG LLP	and Treasurer
757 Third Ave
New York, NY 10017	Andrew Beagley
Chief Anti-Money Laundering
LEGAL COUNSEL	Compliance Officer and
Bingham McCutchen LLP	Chief Compliance Officer
150 Federal Street
Boston, MA 02110	Wendy S. Setnicka
Controller

Robert I. Frenkel
Secretary and Chief Legal Officer

* Affiliated Person of Investment Manager

CitiFunds Premium Trust

Citi Premium U.S. Treasury Reserves

The fund is a separate investment fund of CitiFunds Premium Trust, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with Securities Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-625-4554.

Information on how the fund voted proxies relating to portfolio securities during the 12 month period ending June 30, 2004 and a description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-625-4554, (2) on the fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Citi Premium U.S. Treasury Reserves.

©2004 Citicorp	Citigroup Global Markets Inc.
CFA/PUS/804
04-7259

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Jane F.
         Dasher, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form
         N-CSR to qualify as an "audit committee financial expert," and has designated Ms. Dasher as the Audit Committee's financial expert. Ms.
         Dasher is an "independent" Trustee pursuant to paragraph (a)(2) of Item
         3 to Form N-CSR.

Item 4.  Principal Accountant Fees and Services

(a)      Audit Fees for the CitiFunds Premium Trust of $25,750 and $25,750 for
         the years ended 8/31/04 and 8/31/03.

(b)      Audit-Related Fees for the CitiFunds Premium Trust of $0 and $0 for the
         years ended 8/31/04 and 8/31/03.

(c)      Tax Fees for CitiFunds Premium Trust of $3,700 and $3,700 for the years ended 8/31/04 and 8/31/03. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include
         (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to CitiFunds Premium
         Trust

(d)      All Other Fees for CitiFunds Premium Trust of $0 and $0 for the years ended 8/31/04 and 8/31/03.

(e)      (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

         The Charter for the Audit  Committee (the  "Committee") of the Board of
         each registered investment company (the "Fund") advised by Smith Barney
         Fund Management LLC or Salomon  Brothers Asset Management Inc or one of
         their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible  non-audit  services to be provided by the Fund's  independent  auditors  to the  Adviser  and any  Covered
         Service Providers if the engagement  relates directly to the operations and  financial  reporting  of the Fund.  The  Committee  may  implement policies and  procedures by which such services are approved other than by the full Committee.

         The Committee shall not approve  non-audit  services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit  Committee  Charter,  permissible  non-audit services  include any professional  services  (including tax services), that are not prohibited  services as described  below,  provided to the
         Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial  statements of the

         Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v)
         internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting
         Oversight Board determines, by regulation, is impermissible.

         Pre-approval by the Committee of any permissible  non-audit services is not  required  so  long  as:  (i)  the  aggregate  amount  of all  such permissible  non-audit  services  provided to the Fund, the Adviser and any  service  providers  controlling,  controlled  by or  under  common control  with the Adviser  that  provide  ongoing  services to the Fund
         ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the  independent  auditors during the fiscal year in which the  permissible  non-audit  services are provided to (a)
         the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the  services  are provided that would have to be approved by the Committee;  (ii) the  permissible non-audit  services were not  recognized by the Fund at the time of the engagement  to be  non-audit  services;  and (iii)  such  services  are promptly  brought to the attention of the Committee and approved by the
         Committee (or its delegate(s)) prior to the completion of the audit.

         (2) For the CitiFunds  Premium Trust , the percentage of fees that were approved by the audit committee,  with respect to:  Audit-Related  Fees were 100% and 100% for the years ended  8/31/04 and  8/31/03;  Tax Fees were 100% and 100% for the years ended  8/31/04 and 8/31/03;  and Other
         Fees were 100% and 100% for the years ended 8/31/04 and 8/31/03.

(f)      N/A

(g)      Non-audit fees billed by the Accountant for services rendered to
         CitiFunds Premium Trust and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to
         CitiFunds Premium Trust were $2.8 million and $6.4 million for the years ended 8/31/04 and 8/31/03.

(h)      Yes. The CitiFunds Premium Trust's Audit Committee has considered whether the provision of non-audit services that were rendered to
         Service Affiliates which were not pre-approved(not requiring pre-approval) is compatible with maintaining the Auditor's independence. All services provided by the Accountant to the CitiFunds
         Premium Trust or to Service Affiliates which were required to be pre-approved as required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

         (a)      The registrant's principal executive officer and principal financial officer have concluded that the registrant's
                  disclosure controls and procedures (as defined in Rule 30a-
                  3(c) under the Investment Company Act of 1940, as amended (the
                  "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure
                  required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b)
                  under the 1940 Act and 15d-15(b) under the Securities Exchange
                  Act of 1934.

         (b)      There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last
                  fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

         (a)(1)   Code of Ethics attached hereto.

                  Exhibit 99.CODE ETH

         (a)(2)   Attached hereto.

                  Exhibit 99.CERT         Certifications pursuant to Section 302
                                          of the Sarbanes-Oxley Act of 2002

         (b)      Furnished

                  Exhibit 99.906CERT      Certifications pursuant to Section 906
                                          of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

CITIFUNDS PREMIUM TRUST

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      CITIFUNDS PREMIUM TRUST

Date: November 9, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      CITIFUNDS PREMIUM TRUST

Date: November 9, 2004

By:   /s/ FRANCES M. GUGGINO
      (FRANCES M. GUGGINO)
      Chief Financial Officer of
      CITIFUNDS PREMIUM TRUST

Date: November 9, 2004